Administrative Expense	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
ADMINISTRATIVE EXPENSE
13.	ADMINISTRATIVE EXPENSE

	Year ended December 31,
	2021	2020	2019
Labor	3,845,738	1,509,917	1,690,420
Audit fee	200,000	114,400	138,870
Professional and other service fee	2,666,804	16,201	18,517
Design fee	438,850	410,166	372,192
Depreciation and amortization charges	766,480	738,725	685,253
Decoration	155,665	-	-
Rental	143,787	72,960	73,021
Travelling and entertainment	213,113	76,093	17,439
Others	735,754	501,353	482,546
	9,166,191	3,439,815	3,478,258